Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2013
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2011	2012	2013
Interest expense	21,218	28,485	33,018
Interest capitalized	(5,525)	(8,476)	(11,098)
Swap effect	52,379	48,346	48,453
Amortization and write-off of financing costs	2,747	1,157	1,569
Commitment fees	4,369	4,921	2,283
Bank charges and other	253	301	308
	75,441	74,734	74,533